REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2019
Disclosure Of Revenue And General And Administrative Expenses [Abstract]
REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

9. REVENUE AND GENERAL AND ADMINISTRATIVE EXPENSES

During the year ended December 31, 2019 and 2018, the Company had the following sources of revenues, and general and administrative expenses:

Revenue and other income	Year ended	Year ended
	December 31, 2019	December 31, 2018

Royalty revenue	$1,439	$$2,131
Interest income	1,667	822
Other property income	1,978	583
	$5,084	3,536
General and administrative expenses	Year ended	Year ended
	December 31, 2019	December 31, 2018
Salaries, consultants, and benefits	$1,885	$1,158
Professional fees	1,111	309
Investor relations and shareholder information	756	529
Transfer agent and filing fees	174	174
Administrative and office	968	836
Travel	233	103
	$5,127	$3,109